Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Maximum percentage of surrenderable losses	14.50%
Term of R&D tax relief claims	2 years
Deferred tax assets	$ 6,182	$ 3,517	$ 3,928